PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property and Equipment, Net
Property and equipment subject to depreciation	¥ 6,098,262,666	¥ 4,273,632,029
Less: accumulated depreciation	(1,127,934,340)	(712,036,846)
Subtotal	4,970,328,326	3,561,595,183
Construction in progress	753,240,849	535,022,537
Property and equipment, net	5,723,569,175	4,096,617,720		$ 824,365,429
Vehicles
Property and Equipment, Net
Property and equipment subject to depreciation	5,926,576,864	4,182,308,204
In-car equipment
Property and Equipment, Net
Property and equipment subject to depreciation	37,670,565	26,640,939
Leasehold improvements
Property and Equipment, Net
Property and equipment subject to depreciation	32,752,237	25,545,379
Software
Property and Equipment, Net
Property and equipment subject to depreciation	12,211,763	11,835,395
Office furniture and equipment
Property and Equipment, Net
Property and equipment subject to depreciation	33,463,933	27,302,112
Vehicles and in-car equipment
Property and Equipment, Net
Depreciation expenses	654,654,545	457,478,811	¥ 277,336,281
Collateral to secure certain long-term borrowing arrangements	465,073,020	797,852,647
Other property and equipment
Property and Equipment, Net
Depreciation expenses	13,363,708	17,242,676	¥ 10,106,785
Building [Member]
Property and Equipment, Net
Property and equipment subject to depreciation	¥ 55,587,304
Capital lease arrangements | Vehicles
Property and Equipment, Net
Property and equipment subject to depreciation		9,584,628			$ 1,479,612
Future minimum lease payments		¥ 0